ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.7%
Alabama 2.4%
Courtland Ind. Dev. Board, PCR, Int'l. Paper, 4.75%, 5/1/17	1,500	1,470
Health Care Auth. for Baptist Health, 5.00%, 11/15/09	1,600	1,626
Health Care Auth. for Baptist Health, 5.00%, 11/15/12	2,560	2,638
Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11) (1)(2)	6,405	6,889
		12,623
Arizona 3.0%
Arizona School Fac. Board, 5.50%, 7/1/13
(Prerefunded 7/1/11) (1)	1,910	2,054
Arizona Transportation Board, Federal Highway, 5.00%, 7/1/10	3,190	3,326
Phoenix Civic Improvement, 5.00%, 7/1/11 (2)	5,000	5,285
Salt River Agricultural Improvement & Power, 5.00%, 1/1/09	5,000	5,093
		15,758
California 2.8%
California, GO, 5.00%, 8/1/16	1,750	1,888
California Dept. of Water Resources, 5.25%, 5/1/12 (3)	4,000	4,315
California Dept. of Water Resources, Power Supply
5.50%, 5/1/10	1,860	1,955
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11	4,675	4,996
Golden State Tobacco Securitization Corp., 5.00%, 6/1/13	1,500	1,522
		14,676
Colorado 0.5%
Colorado HFA, Christian Living Communities, 5.25%, 1/1/13	1,015	1,005
Colorado HFA, Parkview Medical Center, 5.00%, 9/1/12	795	822
Colorado HFA, Parkview Medical Center, 5.00%, 9/1/15	535	554
		2,381
Connecticut 0.5%
Connecticut Special Tax Obligation, 5.375%, 10/1/12 (4)	2,500	2,682
		2,682
Delaware 0.3%
Delaware River Joint Toll Bridge Commission, 5.25%, 7/1/10	1,525	1,597
		1,597
District of Columbia 1.2%
District of Columbia, GO, 5.00%, 6/1/15 (4)	2,500	2,729
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/09 (2)(5)	3,340	3,439
		6,168
Florida 6.3%
Broward County, Port Fac., 5.375%, 9/1/10 (3)(5)	3,000	3,068
Florida Board of Ed., Public Ed., GO, 5.00%, 6/1/16	6,465	6,907
Florida Dept. of Natural Resources, Documentary Stamp Tax
5.00%, 7/1/12 (6)	4,000	4,037
Florida Dept. of Natural Resources, Documentary Stamp Tax
6.00%, 7/1/09 (6)	5,000	5,205
Highlands County HFA, Adventist Health/Sunbelt
Series A, 5.00%, 11/15/09	285	292
Highlands County HFA, Adventist Health/Sunbelt
Series B, 5.00%, 11/15/10 (7)	1,000	1,047
Highlands County HFA, Adventist Health/Sunbelt
Series A, 5.00%, 11/15/11	1,000	1,040
Highlands County HFA, Adventist Health/Sunbelt
Series B, 5.00%, 11/15/11	1,000	1,040
Highlands County HFA, Adventist Health/Sunbelt
Series A, 5.00%, 11/15/12	600	626
Highlands County HFA, Adventist Health/Sunbelt
Series A, 5.00%, 11/15/15	1,250	1,314
Highlands County HFA, Adventist Health/Sunbelt
Series A, 5.00%, 11/15/16	800	836
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/29 (Tender 11/16/09)	2,650	2,707
Orange County HFA, Orlando Regional Healthcare
VRDN, 3.65%, 10/1/41 (4)	500	500
South Miami HFA, Baptist Health, 5.00%, 8/15/14	4,000	4,247
		32,866
Georgia 4.4%
Atlanta Airport, 5.25%, 1/1/11 (4)(5)	2,675	2,797
Burke County Dev. Auth., AR, 4.54%, 10/1/32	2,568	2,568
Gainesville Redevelopment Auth., Riverside Military Academy
5.00%, 3/1/11	660	668
Gwinnett County School Dist., GO, 5.00%, 2/1/12	10,000	10,667
Main Street Natural Gas, Georgia Municipal Gas Auth.
5.00%, 3/15/11	6,000	6,108
		22,808
Hawaii 0.4%
Honolulu, GO, 5.00%, 7/1/10 (3)	2,000	2,087
		2,087
Illinois 2.4%
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/14 (2)	4,250	4,585
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/15 (2)	5,720	6,201
Illinois, GO, 5.50%, 8/1/16 (3)	1,650	1,793
		12,579
Indiana 0.3%
Indiana HFFA, Ascension Health, 5.00%, 5/1/13	1,650	1,734
		1,734
Kansas 1.1%
Kansas DOT, 5.75%, 9/1/18 (Prerefunded 9/1/09) (1)	4,730	4,928
Lenexa Health Care Fac., Lakeview Village, 5.125%, 5/15/13	1,000	1,020
		5,948
Maryland 8.7%
Anne Arundel County, GO, 5.00%, 3/1/12	4,750	5,072
Baltimore, GO, 7.00%, 10/15/10 (3)	2,000	2,207
Maryland DOT, 5.50%, 2/1/09	3,300	3,386
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
4.75%, 12/1/11	1,285	1,270
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt A
5.00%, 12/1/16	750	734
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt B
5.00%, 12/1/16	370	362
Maryland HHEFA, Kennedy Krieger, AR, 6.00%, 7/1/36 (8)	3,100	3,100
Maryland HHEFA, King Farm Presbyterian Community
5.00%, 1/1/17	700	671
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/16	1,200	1,264
Maryland HHEFA, Sheppard & Enoch Pratt Foundation, AR
6.00%, 7/1/28 (8)	4,485	4,485
Maryland HHEFA, Univ. Maryland Medical System, AR
6.00%, 7/1/29 (8)	1,410	1,410
Maryland HHEFA, Univ. of Maryland Medical System
6.75%, 7/1/30 (Prerefunded 7/1/10) (1) (9)	6,000	6,569
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac. Solid Waste, 5.50%, 4/1/11 (5)(6)	6,000	6,350
Northeast Maryland Waste Disposal Auth., IDRB
4.75%, 1/1/12 (5)	1,000	1,006
Prince Georges County, GO, 5.00%, 7/15/16	6,875	7,604
		45,490
Massachusetts 3.9%
Massachusetts, GO, 5.00%, 11/1/10	4,000	4,194
Massachusetts, Federal Highway Grant, 5.00%, 12/15/13 (4)	5,000	5,420
Massachusetts Bay Transit Auth., 5.25%, 7/1/30
(Prerefunded 7/1/10) (1)	10,265	10,767
		20,381
Michigan 0.6%
Wayne County Charter Airport, 5.25%, 12/1/11 (3)(5)	3,000	3,076
		3,076
Minnesota 1.5%
Maple Grove Health Care Systems, North Memorial Health
5.00%, 5/1/16	1,000	1,037
Minneapolis, Convention Center, GO, 5.00%, 12/1/10	3,000	3,156
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/10 (2)(5)	3,305	3,418
		7,611
Missouri 0.5%
Missouri Highway & Transportation Commission
5.00%, 5/1/13	2,500	2,706
		2,706
Nevada 1.5%
Clark County Airport, Las Vegas McCarran Int'l. Airport
4.75%, 7/1/22 (3)	2,500	2,527
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13) (5)	2,300	2,378
Reno, Renown Regulation Medical Center, 5.00%, 6/1/11	550	567
Reno, Renown Regulation Medical Center, 5.00%, 6/1/14	1,000	1,038
Reno, Renown Regulation Medical Center, 5.00%, 6/1/16	1,085	1,121
		7,631
New Hampshire 0.1%
New Hampshire HEFA, Elliot Hospital, 4.25%, 10/1/08	600	600
		600
New Jersey 4.7%
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/14	2,000	2,180
New Jersey Transportation Auth., 5.50%, 6/15/17
(Prerefunded 6/15/13) (1)	7,500	8,310
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (3)	5,000	5,194
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (7)	2,350	2,544
Tobacco Settlement Fin. Corp., 5.00%, 6/1/16	1,625	1,621
Tobacco Settlement Fin. Corp., 6.125%, 6/1/42
(Prerefunded 6/1/12) (1)	2,500	2,792
Tobacco Settlement Fin. Corp., Tobacco Industry
4.50%, 6/1/23	1,985	1,818
		24,459
New Mexico 0.3%
New Mexico Ed. Assistance Foundation, 5.50%, 11/1/10 (5)	1,750	1,770
		1,770
New York 16.4%
Dormitory Auth. of the State of New York
5.25%, 11/15/23 (Tender 5/15/12)	5,275	5,645
Dormitory Auth. of the State of New York, Mental Health
5.00%, 2/15/11	3,710	3,891
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/19 (2)	1,000	1,057
Dormitory Auth. of the State of New York, Mount Sinai NYU
Health, 5.00%, 7/1/11	1,270	1,277
Long Island Power Auth., 5.00%, 9/1/12 (3)	5,000	5,359
New York City, GO, 5.00%, 1/1/11	2,035	2,128
New York City, GO, 5.00%, 8/1/16	5,600	5,953
New York City, GO, 5.25%, 8/1/10	4,245	4,448
New York City, GO, 5.25%, 8/1/11	1,200	1,274
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	1,000	1,038
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	3,000	3,141
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (5)	4,425	4,572
New York City Transitional Fin. Auth., 5.00%, 2/1/10 (7)	4,850	5,032
New York City Transitional Fin. Auth., 5.00%, 11/1/11	6,000	6,388
New York City Transitional Fin. Auth., 5.00%, 11/1/14	5,000	5,471
New York Local Gov't. Assistance, 5.00%, 4/1/11	7,305	7,706
New York State Thruway Auth., Highway & Bridge
5.25%, 4/1/10 (3)	5,000	5,227
New York Urban Dev. Corp., 5.50%, 1/1/17	3,715	3,936
Tobacco Settlement Fin. Corp., 5.25%, 6/1/13	2,530	2,550
Tobacco Settlement Fin. Corp., 5.50%, 6/1/18	5,000	5,325
Tobacco Settlement Fin. Corp., 5.75%, 7/15/32
(Prerefunded 7/15/12) (1)	4,125	4,557
		85,975
North Carolina 3.3%
Charlotte-Mecklenberg Hosp. Auth., Carolinas Healthcare
VRDN, 3.60%, 1/15/26	200	200
North Carolina, GO, 5.00%, 3/1/11	8,040	8,485
North Carolina, Public Improvement, GO, 5.25%, 3/1/10	3,000	3,135
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/11	2,670	2,793
North Carolina Eastern Municipal Power Agency, 7.00%, 1/1/08	2,760	2,768
		17,381
North Dakota 0.4%
Ward County, Trinity Health, 5.00%, 7/1/12	1,860	1,913
		1,913
Ohio 0.4%
Ohio, Higher Ed., GO, 5.00%, 2/1/12	1,785	1,904
		1,904
Oklahoma 1.7%
Tulsa Ind. Auth., 5.375%, 10/1/31 (Prerefunded 10/1/10) (1)	8,260	8,729
		8,729
Oregon 1.0%
Portland Sewer, 5.00%, 6/1/10 (4)	5,155	5,376
		5,376
Pennsylvania 0.9%
Pennsylvania, GO, 6.00%, 7/1/09	4,375	4,559
		4,559
Puerto Rico 2.2%
Commonwealth of Puerto Rico, GO, 5.00%, 12/1/08	2,550	2,582
Puerto Rico Public Fin. Corp., Commonwealth, 5.25%, 8/1/31
(Tender 2/1/12) (2)	8,350	8,773
		11,355
South Carolina 2.1%
Richland County, International Paper, 4.60%, 9/1/12	1,000	998
South Carolina Transportation Infrastructure Bank
5.10%, 10/1/27 (Prerefunded 10/1/11) (1)(6)	9,500	10,114
		11,112
Tennessee 2.9%
Montgomery County Public Building Auth., GO, VRDN
3.62%, 4/1/32	4,900	4,900
Tennessee Energy Acquisition, Goldman Sachs, 5.00%, 9/1/12	10,000	10,310
		15,210
Texas 11.0%
Dallas Water & Sewer, 5.00%, 10/1/11 (6)	5,000	5,304
Dallas/Fort Worth Airport, 5.625%, 11/1/12 (2)(5)	5,000	5,335
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (2)(5)	3,500	3,623
Harris County Health Fac. Dev. Corp., Children’s Hosp., VRDN
3.64%, 10/1/29 (3)	400	400
Harris County Health Fac. Dev. Corp., St. Luke’s Episcopal Hosp.
5.50%, 2/15/11	2,140	2,261
Harris County Health Fac. Dev. Corp., St. Luke’s Episcopal Hosp.
5.50%, 2/15/12 (Prerefunded 8/15/11) (1)	2,000	2,153
North Texas Tollway Auth., BAN, 4.125%, 11/19/08	6,000	6,000
San Antonio, GO, 5.00%, 8/1/10 (7)	105	110
San Antonio, GO, 5.00%, 8/1/10	5,745	6,001
San Antonio Electric and Gas, 5.00%, 2/1/15	2,500	2,720
Tarrant County Cultural Ed. Fac. Fin. Corp., Buckner Retirement
5.00%, 11/15/12	1,000	1,039
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health
Resources, 5.00%, 2/15/14	2,000	2,119
Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health
Resources, 5.00%, 2/15/15	2,000	2,122
Texas Municipal Gas Acquisition & Supply, 5.00%, 12/15/13	3,800	3,877
Texas Transportation Commission, State Highway
5.00%, 4/1/13	9,325	10,049
Univ. of Texas, Board of Regents, 5.00%, 8/15/10	4,475	4,679
		57,792
Virginia 7.2%
Arlington County IDA, Alexandria/Arlington Solid Waste
5.25%, 1/1/09 (4)(5)	3,280	3,337
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/09	3,200	3,286
Arlington County IDA, Virginia Hosp. Center Arlington Health
5.50%, 7/1/12 (Prerefunded 7/1/11) (1)	3,760	4,075
Charles City County IDA, IDRB, Waste Management
4.875%, 2/1/09 (5)	750	754
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (5)	750	796
Hampton, Public Improvement, 5.75%, 2/1/16
(Prerefunded 2/1/10) (1)	1,960	2,099
Loudoun County, GO, 5.00%, 6/1/12	1,000	1,071
Newport News, GO, 5.25%, 7/1/12	2,500	2,709
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	1,310	1,417
Virginia Public Building Auth., 5.00%, 8/1/09	2,730	2,807
Virginia Public Building Auth., 5.00%, 8/1/11	4,355	4,616
Virginia Public School Auth., GO, 5.00%, 8/1/16	2,500	2,666
Virginia Public School Auth., GO, 5.25%, 8/1/10	1,000	1,053
Virginia Resources Auth., 5.375%, 10/1/21
(Prerefunded 10/1/10) (1)	5,430	5,741
Virginia Resources Auth., Clean Water Revolving Fund
5.00%, 10/1/13	1,160	1,261
		37,688
West Virginia 0.6%
West Virginia Commission of Highways, 5.00%, 9/1/10 (4)	3,265	3,414
		3,414
Wisconsin 1.2%
Wisconsin, GO, 5.75%, 5/1/20 (Prerefunded 5/1/10) (1)	5,000	5,287
Wisconsin HEFA, Froedert & Community Health
5.50%, 10/1/08	1,250	1,269
		6,556
Total Municipal Securities (Cost $510,371)		516,595
Total Investments in Securities
98.7% of Net Assets (Cost $510,371)		$516,595

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by Financial Guaranty Insurance Company
(3)	Insured by MBIA Insurance Corp.
(4)	Insured by Financial Security Assurance Inc.
(5)	Interest subject to alternative minimum tax
(6)	Insured by AMBAC Assurance Corp.
(7)	Escrowed to maturity
(8)	Insured by Radian Asset Assurance Inc.
(9)	All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2007.
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
BAN	Bond Anticipation Note
DOT	Department of Transportation
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

Open Futures Contracts at November 30, 2007 were as follows:

($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)

Short, 50 U.S. Treasury five year
contracts, $50 par of 6.75% Maryland
HHEFA bonds pledged as initial margin	3/08	$ (5,506)	$ 2

Net payments (receipts) of variation
margin to date			(4)
Variation margin receivable (payable)
on open futures contracts			$ (2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free Short-Intermediate Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (“FASB”) released the Statement of Financial Accounting Standard No. 157 (“FAS 157”), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - Federal Income Taxes

At November 30, 2007, the cost of investments for federal income tax purposes was $510,172,000. Net unrealized gain aggregated $6,425,000 at period-end, of which $7,185,000 related to appreciated investments and $760,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2008